Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Deferred tax assets:
Enterprise tax	¥ 1,603	¥ 1,409
Inventories	19,545	19,742
Provision for doubtful accounts and loss on bad debts	1,394	3,376
Accrued expenses	8,220	7,955
Employee benefits	24,828	24,060
Depreciation and amortization	37,432	37,837
Securities	2,459	9,403
Net operating losses and tax credit carry forwards	19,144	28,333
Liquidation of a foreign subsidiary	3,696	3,694
Other	4,291	3,849
Total gross deferred tax assets	122,612	139,658
Valuation allowance	(24,687)	(40,270)	(43,236)	(39,780)
Net deferred tax assets	97,925	99,388
Deferred tax liabilities:
Depreciation and amortization	10,942	9,005
Deduction of foreign branch losses	850	1,376
Securities	108,885	102,786
Prepaid benefit cost	5,301	6,823
Other	3,272	1,682
Total deferred tax liabilities	129,250	121,672
Net deferred tax liabilities	¥ (31,325)	¥ (22,284)